Segment Information (Details) - Schedule of Segment Information - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subscription, licensing and smart education business [Member]
Segment revenue:
Sales to external Customers		¥ 103,595	¥ 84,209	¥ 218,515
Segment results:
Share of loss of a joint venture	[1]
Other segment information
Depreciation of property, plant and equipment		1,938	14,723	10,385
Depreciation of right-of-use assets		2,198	2,935	3,143
Amortisation of intangible assets		5,540	18,626	8,422
Impairment losses on financial assets, net		4,882	82,978	18,498
Impairment losses on investments in associates and joint ventures		20,525
Impairment of Inventories			7,840
Impairment of property, plant and equipment			34,858
Impairment of Intangible assets			427,314
Impairment of Goodwill			1,610
Subscription, licensing and smart education business [Member] | Group [Member]
Segment results:
The Group		(25,397)	(561,740)	27,749
Subscription, licensing and smart education business [Member] | Operating Segments [Member]
Segment results:
Loss before Tax		(25,397)	(561,740)	27,749
Other segment information
Segment assets		219,314	235,315
Segment liabilities		122,299	99,852
Other segment information
Capital expenditure	[2]	4,945	46,440
Music events and performances business [Member]
Segment revenue:
Sales to external Customers		3,342	30,906	77,382
Segment results:
Share of loss of a joint venture	[1]			(491)
Other segment information
Depreciation of property, plant and equipment		28	243	324
Depreciation of right-of-use assets			498	996
Amortisation of intangible assets		110
Impairment losses on financial assets, net			16,656	2,155
Impairment of Inventories
Impairment of property, plant and equipment
Impairment of Intangible assets
Impairment of Goodwill			235,615
Music events and performances business [Member] | Group [Member]
Segment results:
The Group		(2,229)	(56,525)	1,426
Music events and performances business [Member] | Operating Segments [Member]
Segment results:
Loss before Tax		(2,229)	(56,525)	935
Other segment information
Segment assets		14,693	3,585
Segment liabilities		15,286	15,669
Other segment information
Capital expenditure	[2]
Reportable segments [member]
Segment revenue:
Sales to external Customers		106,937	115,115	295,897
Segment results:
Share of loss of a joint venture	[1]			(491)
Finance income		9	34	79
Foreign exchange differences, net			1,023	(1,032)
Change in fair value of equity investment at fair value through profit or loss			(1,000)
Non-lease related finance costs		(7,028)	(4,613)	(6,602)
Loss before Tax		(7,028)	(890,439)	(58,582)
Other segment information
Depreciation of property, plant and equipment		1,966	14,966	10,709
Depreciation of right-of-use assets		2,198	3,433	4,139
Amortisation of intangible assets		5,650	18,626	8,422
Impairment losses on financial assets, net		4,882	99,634	20,653
Impairment losses on investments in associates and joint ventures		20,525
Impairment of Inventories			7,840
Impairment of property, plant and equipment			34,858
Impairment of Intangible assets			427,314
Impairment of Goodwill			237,225
Assets		248,504	246,740
Liabilities		224,946	185,952
Other segment information
Capital expenditure	[2]	4,945	46,440
Reportable segments [member] | Group [Member]
Segment results:
The Group		(27,626)	(618,265)	29,175
Reportable segments [member] | Operating Segments [Member]
Segment results:
Loss before Tax		(27,626)	(618,265)	28,684
Other segment information
Segment assets		234,007	238,900
Segment liabilities		137,585	115,521
Reportable segments [member] | Other Unallocated [Member]
Segment results:
Other unallocated gains
Reportable segments [member] | Corporate and Other Unallocated [Member]
Segment results:
Corporate and other unallocated expenses		(31,154)	(267,618)	¥ (79,711)
Other segment information
Corporate and other unallocated assets		14,497	7,840
Corporate and other unallocated liabilities		¥ 87,361	¥ 70,431

[1]	The Group has discontinued recognition of its share of loss of a joint venture and the unrecognised share of loss was Nil (2022: nil; 2021: 997,000) for the year ended December 31, 2023 and cumulatively RMB997,000 (December 31, 2022: 997,000) as at December 31, 2023. The joint venture was dissolved on February 18, 2022.
[2]	Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.